TREASURY STOCK	12 Months Ended
Dec. 31, 2014
TREASURY STOCK [Abstract]
TREASURY STOCK

19. TREASURY STOCK

On November 25, 2012, the board of directors authorized the Company to repurchase up to an aggregate of US$20,000 of the Company's shares.Effective as of June 30, 2013, the board of directors authorized expanding the share repurchase plan from US$20,000 to US$35,000 and extending the plan for another six months until May 26, 2014. Under the modified share repurchase plan, the Company may repurchase up to US$35,000 worth of its outstanding ADSs over the period from November 26, 2012 through May 26, 2014. As of May 26, 2014, the Company repurchased 6,738,245 common shares on the open market with an aggregate price of approximately US$12,440.

On December 23, 2014, the board of directors authorized the Company to repurchase up to an aggregate of US$80,000 of  the Company's shares over the next 12 months. As of December 31, 2014, the Company repurchased 12,885,235 common shares under this authorization on the open market with an aggregate price of approximately US$11,312.

During 2014, the Company repurchased 14,977,235 common shares on the open market with an aggregate price of approximately US$15,726. In addition, 2,468,830 common shares were re-issued from treasury stock.